Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 ₨ / shares	Mar. 31, 2020 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 69.76	$ 0.92	₨ 59.27	₨ 47.59
Effect of potential equity shares for stock options outstanding | (per share)	0.38	0.01	0.25	0.32
Diluted earnings per share | (per share)	69.38	0.91	59.02	47.27
Basic earnings per share | (per share)	209.28	2.76	177.81	142.77
Diluted earnings per share | (per share)	208.14	2.73	177.06	141.81
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 1.14	$ 0.03	₨ 0.75	₨ 0.96